Note 6 - Stockholders' Equity (Details) - Changes in Fair Values of Warrants Issued (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 30, 2013
Note 6 - Stockholders' Equity (Details) - Changes in Fair Values of Warrants Issued [Line Items]
Fair value at December 31, 2013			$ 3,747,858	$ 2,129,091	$ 2,129,091
Gain on change in fair value of derivative liabilities	781,157	1,250,857	(578,179)	(1,328,112)	(1,686,478)	171,371
Fair value at September 30, 2014	3,169,679		3,169,679		3,747,858	2,129,091
Warrant [Member]
Note 6 - Stockholders' Equity (Details) - Changes in Fair Values of Warrants Issued [Line Items]
Fair value at December 31, 2013			3,747,858	2,128,302	2,128,302		3,747,858
Gain on change in fair value of derivative liabilities			(578,179)		(1,685,689)	170,582
Fair value at September 30, 2014	$ 3,169,679		$ 3,169,679		$ 3,747,858	$ 2,128,302	$ 3,747,858